Note 3 - Marketable Debt Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013

Obligations of states and political subdivisions	$29,777,456	$562,993	$ (170,575)	$30,169,874
December 31, 2012

Obligations of states and political subdivisions	$33,237,199	$1,212,823	$ (43,744)	$34,406,278